Reorganization of Mexico-based Pawn Operations ( Restructuring And Related Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring And Related Cost [Abstract]
Restructuring Charges	$ 28,873
Employee Termination Costs [Member]
Restructuring And Related Cost [Abstract]
Restructuring Charges	2,424
Lease Termination Costs [Member]
Restructuring And Related Cost [Abstract]
Restructuring Charges	1,628
Operations And Administration Expenses [Member] | Inventory Shrinkage And Loss On Sale Of Assets [Member]
Restructuring And Related Cost [Abstract]
Restructuring Charges	2,424
Operations And Administration Expenses [Member] | Employee Termination Costs [Member]
Restructuring And Related Cost [Abstract]
Restructuring Charges	2,395
Operations And Administration Expenses [Member] | Lease Termination Costs [Member]
Restructuring And Related Cost [Abstract]
Restructuring Charges	1,628
Operations And Administration Expenses [Member] | Impairment Of Other Assets [Member]
Restructuring And Related Cost [Abstract]
Restructuring Charges	1,211
Operations And Administration Expenses [Member] | Other Restructuring Charges [Member]
Restructuring And Related Cost [Abstract]
Restructuring Charges	798
Depreciation And Amortization Expense [Member] | Impairment And Losses On Property And Equipment [Member]
Restructuring And Related Cost [Abstract]
Restructuring Charges	7,478
Depreciation And Amortization Expense [Member] | Impairment Of Intangible Assets [Member]
Restructuring And Related Cost [Abstract]
Restructuring Charges	5,086
Provision For Income Taxes [Member] | Deferred Tax Assets Valuation Allowance [Member]
Restructuring And Related Cost [Abstract]
Restructuring Charges	7,161
Revenue [Member] | Uncollectible Receivables r[Member]
Restructuring And Related Cost [Abstract]
Restructuring Charges	$ 692